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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment           [ ] Amendment Number:
                                                        -----
This Amendment (Check only one.): [ ] is a restatement

                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number:  28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Manager
Phone: (214) 265-4165

Signature, Place, and Date of Signing:

 /s/ Robert L. Stillwell              Dallas, TX            November 14, 2011
--------------------------     -------------------------   --------------------
       (Signature)                   (City, State)                (Date)

Report Type ( Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1  28-10378  BP Capital Management, L.P.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                          -----
Form 13F Information Table Entry Total:      16
                                          -----
Form 13F Information Table Value Total:   3,877 (thousands)
                                          -----

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
---------------------------- ------------- --------- -------- -------------------------- ---------- --------- ---------------------
                                                                                                                VOTING AUTHORITY
                               TITLE OF                VALUE   SHRS OR                   INVESTMENT   OTHER   ---------------------
NAME OF ISSUER                  CLASS        CUSIP    (x1000)  PRN AMT  SH/PRN  PUT/CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
---------------------------- ------------- --------- -------- --------  ------  -------- ---------- --------- -------  ------  ----
BP PLC                       SPONSORED ADR 055622104      406   11,250      SH       N/A       SOLE        --  11,250       0     0
CANADIAN NAT RES LTD         COM           136385101      243    8,300      SH       N/A       SOLE        --   8,300       0     0
CHESAPEAKE ENERGY CORP       COM           165167107      393   15,381      SH       N/A       SOLE        --  15,381       0     0
DAWSON GEOPHYSICAL CO        COM           239359102      295   12,500      SH       N/A       SOLE        --  12,500       0     0
DEVON ENERGY CORP NEW        COM           25179M103      333    6,000      SH       N/A       SOLE        --   6,000       0     0
EOG RES INC                  COM           26875P101      323    4,550      SH       N/A       SOLE        --   4,550       0     0
EXXON MOBIL CORP             COM           30231G102      218    3,000      SH       N/A       SOLE        --   3,000       0     0
GASTAR EXPL LTD              COM NEW       367299203      145   48,250      SH       N/A       SOLE        --  48,250       0     0
HALLIBURTON CO               COM           406216101       32    1,048      SH       N/A       SOLE        --   1,048       0     0
MCMORAN EXPLORATION CO       COM           582411104       81    8,189      SH       N/A       SOLE        --   8,189       0     0
NATIONAL OILWELL VARCO INC   COM           637071101      371    7,250      SH       N/A       SOLE        --   7,250       0     0
OCCIDENTAL PETE CORP DEL     COM           674599105      129    1,800      SH       N/A       SOLE        --   1,800       0     0
SANDRIDGE ENERGY INC         COM           80007P307      320   57,626      SH       N/A       SOLE        --  57,626       0     0
SCHLUMBERGER LTD             COM           806857108      221    3,700      SH       N/A       SOLE        --   3,700       0     0
SUNCOR ENERGY INC NEW        COM           867224107      142    5,593      SH       N/A       SOLE        --   5,593       0     0
WEATHERFORD INTERNATIONAL LT REG SHS       H27013103      225   18,388      SH       N/A       SOLE        --  18,388       0     0